Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenues by Product Categories

The summary of the Company’s total revenues by activity categories for the years ended December 31, 2025, 2024 and 2023 was as follows:

	For the Years Ended December 31,
	2025	2024	2023
Equipment structural parts	$8,445,429	$36,456,054	$25,526,870
Cubic parking garage	6,297,030	4,040,079	8,012,037
Maintenance services	149,079	429,572	584,696
Others	3,515	19,065	155,419
Total revenue	$14,895,053	$40,944,770	$34,279,022
Timing of Revenue Recognition:
Performance obligations satisfied at a point in time	$14,745,974	$40,515,198	$33,694,326
Performance obligations satisfied over time	149,079	429,572	584,696
Total Revenue	$14,895,053	$40,944,770	$34,279,022

Schedule of Currency Exchange Rates Used in Creating Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	For the Years Ended December 31,
	2025	2024	2023
Year-end spot rate	US$1=RMB 6.9931	US$1=RMB 7.2993	US$1=RMB 7.0827
Average rate	US$1=RMB 7.1875	US$1=RMB 7.1957	US$1=RMB 7.0467